WARRANTS	3 Months Ended
Mar. 31, 2022
Warrants and Rights Note Disclosure [Abstract]
WARRANTS
6.	WARRANTS

As of March 31, 2022, the following warrants were issued and outstanding:

				Fair Value	Exercise
			Warrants	Price Per	Price per
Description	Classification	Issue Date	Outstanding	Share	Share	Expiration
FPA warrants (1)	Liability	November 10, 2021	666,663	$1.14	$11.50	November 10, 2026
Public warrants	Liability	November 10, 2021	13,799,936	$1.14	$11.50	November 10, 2026
Private warrants	Liability	November 10, 2021	6,686,667	$1.24	$11.50	November 10, 2026
Working capital warrants	Liability	November 10, 2021	2,000,000	$1.24	$11.50	November 10, 2026
(1)	FPA are the “Forward Purchase Agreements” entered into, or amended and restated, by NGA on April 21, 2021

The Company determined the FPA, Public, Private and Working Capital warrants to be classified as a liability and fair valued the warrants on the issuance date using the publicly available price for the warrants, of $41.2 million. The fair value of the FPA and Public warrants were remeasured as of the reporting date with the change in value reflected as part of Other Expense.

The fair value of $27.3 million of Private and Working Capital warrants was determined using the Black-Scholes option valuation model using the following assumptions for values as of March 31, 2022:

Risk – free interest rate	2.43%
Expected term (in years)	4.61
Expected dividend yield	0%
Expected volatility	45.0%

The Company estimates the volatility of its warrants based on a combination of volatility from the Company’s traded warrants and from historical volatility of select peer company’s common stock that matches the expected remaining life of the warrants. The risk-free interest rate is based on the U.S. Treasury zero-coupon yield curve on the grant date for a maturity similar to the expected remaining life of the warrants. The expected life of the warrants is assumed to be equivalent to their remaining contractual term. The dividend rate is based on the historical rate, which the Company anticipates remaining at zero.